Reserves (Tables)	12 Months Ended
Jun. 30, 2022
Disclosure of reserves within equity [abstract]
Summary of Reserves

	Year Ended June 30,
	2022	2021
Share-based payment reserve	$44,254,362	$27,513,594
Foreign currency translation reserve	8,566,362	(600,850)
Convertible loan note reserve	6,219,812	6,219,812
	$59,040,536	$33,132,556

(a) Share-based payment reserve

	Year Ended June 30,
	2022	2021	2020
Share-based payment reserve	$44,254,362	$27,513,594	$22,817,908
Movements:
Opening balance	27,513,594	22,817,908	15,258,956
Equity settled options cancelled	—	—	—
Settlement of limited recourse loan	—	(1,252,846)	1,189,081
Performance rights net-settled in current period (refer note 28)	(3,426,420)	—	—
Equity settled share-based payments	20,190,538	5,948,532	6,369,871
Exchange differences	(23,350)	—	—
Closing balance	$44,254,362	$27,513,594	$22,817,908

The share-based payment reserve includes items recognized as expenses on valuation of director, employee and contractor share rights, options, and performance rights.

(b) Foreign currency translation reserve

	Year Ended June 30,
	2022	2021	2020
Foreign currency translation reserve	$8,566,362	$(600,850)	$1,500,247
Movements:
Opening balance	(600,850)	1,500,247	950,004
Exchange differences on translation of foreign operations	9,167,212	(2,101,097)	550,243
Closing balance	$8,566,362	$(600,850)	$1,500,247

The foreign currency translation reserve includes exchange differences arising on translation of a foreign controlled subsidiary.

(c) Convertible loan note reserve

	June 30
	2022	2021
Convertible loan note reserve	$6,219,812	$6,219,812
Movements:
Opening balance	6,219,812	6,219,812
Exchange differences on translation of foreign operations	—	—
Closing balance	$6,219,812	$6,219,812